Dividends	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Dividends [Abstract]
Dividends	Note 22. Dividends There were no dividends paid, recommended or declared during the current or previous financial period.	Note 27. Dividends There were no dividends paid, recommended or declared during the current or previous financial year.